Shareholder Notes	12 Months Ended
Dec. 31, 2010
Shareholder Notes [Abstract]
Shareholder Notes

Note 9—Shareholder Notes

At December 31, 2009, long-term debt consisted of $222 million to the equity owners of Ben Holding S.à r.l., the majority owner of Holdings, and certain members of the Company's management, which was borrowed to provide funding for the Acquisition ("Shareholder Notes"). The notes payable to the Apax Funds were issued on August 24, 2009, and the notes payable to certain senior executives and former board members of Bankrate were issued on September 25, 2009. The Shareholder Notes had maturity dates of August 24, 2014. Interest on the Shareholder Notes accrued daily on the outstanding principal amount at 11.75% and are payable semi-annually on June 30 and December 31 in cash. Additional interest on these notes accrued daily on the outstanding principal amount at 2.25% and was payable semi-annually on June 30 and December 31 as cash interest, PIK interest or in any combination of cash interest or PIK interest. Interest expense was approximately $17.2 million (Successor) and $10.8 (Successor) during the year ended December 31, 2010 and the period from July 17, 2009 to December 31, 2009.

In connection with the acquisitions of NetQuote and CreditCards (see Note 11) and the issuance of the Senior Secured Notes, on July 13, 2010 (see Note 10), the parties converted the Shareholder Note into shares of the Company by the following steps (the "Recapitalization"): (i) The Company paid $20.5 million to the holders of the Shareholder Notes in satisfaction of all unpaid accrued interest on the Shareholder Notes (the "Note Holder Interest"), (ii) the equity owner of Ben Holding S.à r.l. contributed their Shareholder Notes plus the Note Holder Interest they received from the Company to Ben Holding S.à r.l. in exchange for additional equity in Ben Holding S.à r.l., (iii) Ben Holding S.à r.l., together with the members of Company management that hold Shareholder Notes, contributed all of the Shareholders Notes plus all (or 30% in the case of Company management), of the Note Holder Interest to Holdings in exchange for a principal amount of approximately $244.3 million of newly-issued stock of the Company. For the stock issued, the Company received cash of $19.7 million.

In connection with the issuance of the Senior Secured Notes (see Note 10), Apax Partners, L.P. and Company management contributed $73.0 million and $6.7 million, respectively, to the capital of the Company in exchange for additional common stock.